SIGNIFICANT ACCOUNTING POLICIES - Use of Estimates (Details) - ARS ($) $ / shares in Units, $ in Millions	1 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Receivables and payables valued at amortized cost
Average market price per share	$ 265.9	$ 2,115
Percentage of control premium	28.60%
Long-term growth rate				2.26%
Cash Flow discount rate (WACC)				11.04%
WACC rate when keeping the rest of the assumptions stable				11.31%
Long-term growth rate decreasing				1.89%
Percentage of reasonably possible decrease in revenues assumption				1.00%
CGU of Argentina
Receivables and payables valued at amortized cost
Recoverable value of the CGU includes goodwill	$ 19,039,036
Average market price per share		2,635	$ 1,321.4
Average market price per share in inflation		$ 2,877.5
Percentage of control premium		29.00%	29.00%
Amount by which carrying amount exceeds its unit's recoverable amount	$ 1,653,965
Percentage of value in use exceeds carrying amount		14.50%	27.90%	3.40%
Percentage of decrease in market capitalization value		19.20%	35.60%
Percentage of value in use exceeds carrying amount not considering control premium and rest as stable		85.50%	10.30%
Capitalization value of the entity		$ 11,128,150	$ 13,055,731